Summary of Significant Accounting Policies - Potentially Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share Attributable to Common Stockholders (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share	2,217,317	7,739,464	11,212,711	3,672,578
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share		6,882,572	9,493,489	2,453,463
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share				580,580
Convertible Preferred Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share		483,517	483,517	255,013
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share	142,113
Unvested restricted common stock subject to repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share	16,294			859
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the calculation of diluted net loss per share	2,058,910	373,375	1,235,705	382,663